Long-Term Debt - Tove Knutsen Sale and Leaseback Agreement (Details) - Subsequent event - Knutsen Shuttle Tankers 34 AS - Tove Knutsen Sale and Leaseback Agreement $ in Millions	Sep. 16, 2025 USD ($)
Long-Term Debt
Lease period	10 years
Gross sales price	$ 100
Realized net proceeds after fees and expenses	$ 32